Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Disclosure of Operating Segments

	North America			North Sea			Offshore Africa
(millions of Canadian dollars)	2024	2023	2022	2024	2023	2022	2024	2023	2022
Segmented product sales
Crude oil and NGLs (1)	$18,740	$17,375	$20,755	$467	$435	$623	$434	$577	$694
Natural gas	1,415	2,375	4,931	7	7	13	42	51	55
Other income and revenue (2)	6	10	217	4	—	—	4	9	8
Total segmented product sales	20,161	19,760	25,903	478	442	636	480	637	757
Less: royalties	(2,876)	(2,443)	(3,918)	(1)	(1)	(1)	(24)	(57)	(71)
Segmented revenue	17,285	17,317	21,985	477	441	635	456	580	686
Segmented expenses
Production	3,249	3,617	3,754	440	342	437	109	141	114
Transportation, blending and feedstock (1)	6,184	5,808	6,394	10	7	6	1	1	1
Depletion, depreciation and amortization (3)	3,831	3,679	3,595	279	494	1,747	297	213	173
Asset retirement obligation accretion	231	234	171	65	46	33	9	8	7
Risk management loss (commodity derivatives)	7	24	18	—	—	—	—	—	—
Total segmented expenses	13,502	13,362	13,932	794	889	2,223	416	363	295
Segmented earnings (loss)	$3,783	$3,955	$8,053	$(317)	$(448)	$(1,588)	$40	$217	$391
Non-segmented expenses
Administration
Share-based compensation
Interest and other financing expense
Risk management loss (gain) (other)
Foreign exchange loss (gain)
Gain from investments
Total non-segmented expenses
Earnings before taxes
Current income tax
Deferred income tax
Net earnings
(1)Includes blending and feedstock costs associated with the processing of third party bitumen and other purchased feedstock in the Oil Sands Mining and Upgrading segment.
(2)Includes the sale of diesel and other refined products and other income, including government grants and recoveries associated with the joint operations partners' share of the costs of lease contracts.
(3)Includes a recoverability charge in depletion, depreciation and amortization, related to the Ninian field in the North Sea at December 31, 2024 for $160 million (2023 – $436 million; 2022 – $1,620 million) (note 7).

Oil Sands Mining and Upgrading			Midstream and Refining			Inter-segment Elimination and Other			Total
2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022

$19,263	$18,661	$20,804	$82	$76	$80	$98	$176	$53	$39,084	$37,300	$43,009
—	—	—	—	—	—	104	142	237	1,568	2,575	5,236
16	5	149	813	926	906	14	10	5	857	960	1,285
19,279	18,666	20,953	895	1,002	986	216	328	295	41,509	40,835	49,530
(2,952)	(2,366)	(3,242)	—	—	—	—	—	—	(5,853)	(4,867)	(7,232)
16,327	16,300	17,711	895	1,002	986	216	328	295	35,656	35,968	42,298

3,921	3,989	4,076	315	332	271	59	59	60	8,093	8,480	8,712
2,959	2,563	2,652	685	664	691	145	259	229	9,984	9,302	9,973
2,258	2,011	1,822	16	16	16	—	—	—	6,681	6,413	7,353
84	78	70	—	—	—	—	—	—	389	366	281
—	—	—	—	—	—	—	—	—	7	24	18
9,222	8,641	8,620	1,016	1,012	978	204	318	289	25,154	24,585	26,337
$7,105	$7,659	$9,091	$(121)	$(10)	$8	$12	$10	$6	$10,502	$11,383	$15,961

									503	452	415
									279	491	804
									592	636	549
									170	(26)	(53)
									955	(279)	738
									(56)	(56)	(196)
									2,443	1,218	2,257
									8,059	10,165	13,704
									1,531	1,879	2,906
									422	53	(139)
									$6,106	$8,233	$10,937

	2024			2023
	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs	Net expenditures	Non-cash and fair value changes (2)	Capitalized costs

Exploration and evaluation assets
Exploration and Production
North America (3)	$406	$(29)	$377	$41	$(36)	$5
Offshore Africa	6	(62)	(56)	3	—	3
Oil Sands Mining and Upgrading (3)	—	(7)	(7)	—	(25)	(25)
	412	(98)	314	44	(61)	(17)

Property, plant and equipment
Exploration and Production
North America (3)	5,627	(146)	5,481	2,729	(321)	2,408
North Sea	39	295	334	33	525	558
Offshore Africa	197	8	205	169	18	187
	5,863	157	6,020	2,931	222	3,153
Oil Sands Mining and Upgrading (3)	8,104	(134)	7,970	1,894	(251)	1,643
Midstream and Refining	11	—	11	10	—	10
Head Office	41	—	41	30	—	30
	14,019	23	14,042	4,865	(29)	4,836
	$14,431	$(75)	$14,356	$4,909	$(90)	$4,819
(1)This table provides a reconciliation of capitalized costs, reported in note 6 and note 7, to net expenditures reported in the investing activities section of the statements of cash flows. The reconciliation excludes the impact of foreign exchange adjustments.
(2)Derecognitions, asset retirement obligations, transfer of exploration and evaluation assets, and other fair value adjustments.
(3)Includes cash consideration paid of $320 million for exploration and evaluation assets and $2,553 million for property, plant and equipment within the North America Exploration and Production segment, and $6,175 million for property, plant and equipment within the Oil Sands Mining and Upgrading segment acquired from Chevron in 2024.

	2024	2023
Exploration and Production
North America	$32,670	$30,058
North Sea	702	602
Offshore Africa	1,412	1,380
Other	31	32
Oil Sands Mining and Upgrading	49,221	42,865
Midstream and Refining	1,099	856
Head Office	224	162
	$85,359	$75,955